Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000246894
Shareholder Report [Line Items]
Fund Name	PlanRock Alternative Growth ETF
Trading Symbol	PRAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.planrockfunds.com/literature-prospectus/. You can also request this information by contacting us at 1-800-677-6025.
Additional Information Phone Number	1-800-677-6025
Additional Information Website	https://www.planrockfunds.com/literature-prospectus/
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
AssetsNet	$ 8,272,575
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	146.00%